Taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure of geographical areas [line items]
Tax charge	$ 699	$ 737
Corporate tax receivables	235	274	$ 304
Corporate tax liabilities	191	$ 253	136
Provision for tax uncertainties	$ 199		$ 209
The tax rate before exceptional items	24.00%	23.40%
Great Britain
Disclosure of geographical areas [line items]
Tax charge	$ 100	$ 116
Foreign
Disclosure of geographical areas [line items]
Tax charge	$ 599	$ 621